Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases	Leases
As a Lessor
The net investment in leases consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Net investment in leases, current	$404	$398
Net investment in leases, non-current	3,034	3,101
Total net investment in leases	$3,438	$3,499
Interest income from accretion of net investment in lease is not material in the three months ended March 31, 2021 or 2020.
Future minimum payments receivable from operating and sales-type leases as of March 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
Remainder of 2021	726	296
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	1,368	3,812
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates through 2026.
In June 2018, the Company entered into an agreement to sublease its office facilities in Rochester Hills, Michigan from July 2018 to October 2023. The total sublease payments are approximately $2.3 million for the lease term. The sublease income is recorded in the other expense (income), net on the statement of operations.
Maturities of operating lease liabilities as of March 31, 2021 were as follows (in thousands):

Remainder of 2021	3,050
2022	3,603
2023	2,760
2024	1,677
2025	1,039
Thereafter	443
Total undiscounted lease payment	12,572
Less: imputed interest	(1,022)
Total lease liabilities	11,550
Operating lease expense was $1.0 million for the three months ended March 31, 2021 and the three months ended March 31, 2020.
Short-term and variable lease expenses for the three months ended March 31, 2021 and 2020 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(1,012)	(957)
In the three months ended March 31, 2021, $1.4 million operating lease right-of-use assets were obtained in exchange for lease liabilities, and the cash flow from financing leases was not significant. In the three months ended March 31, 2020, the cash flow from financing leases and right-of-use assets obtained in exchange for lease obligations were not significant.
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Operating leases
Operating lease right-of-use assets	$10,849	$10,310
Operating lease liabilities, current	3,632	3,153
Operating lease liabilities, non-current	7,918	7,891
Total operating lease liabilities	11,550	11,044
The weighted average remaining lease term and discount rate of operating leases are 3.7 years and 4.7%, respectively, as of March 31, 2021.
The Company had no significant finance leases in the three months ended March 31, 2021.
As of March 31, 2021, the Company had no significant additional operating leases and finance leases that have not yet commenced.
Leases
The Company adopted the new lease accounting standard on January 1, 2020 using the modified retrospective transition method, recognizing a cumulative-effect adjustment to the balance sheet and not adjusting comparative information for prior periods. In addition, the Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any existing leases. The Company did not elect the use of hindsight practical expedients in determining the lease term for existing leases. Topic 842 also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. As a result, for those leases with a term of less than 12 months, it will not recognize right-of-use assets or lease liabilities. The Company also elected the practical expedient to not separate lease and non-lease components for all its leases regardless of whether the Company is the lessee or a lessor to the lease.
The adoption resulted in a recognition of $13.8 million of operating lease assets and $14.3 million of operating lease liabilities on the balance sheet on January 1, 2020. The difference represents prepaid rent expense and deferred rent for leases existed on the date of adoption, which was an offset to the opening balance of operating lease assets. The adoption has no impact on the Company’s operating expenses and cash flows.
As a Lessor
The net investment in leases are as follows:

	December 31,
	2020	2019
Net investment in leases, current	$398	$343
Net investment in leases, non-current	3,101	3,809
Total net investment in leases	$3,499	$4,152
Interest income from accretion of net investment in lease is not material.
In the year ended December 31, 2020, the Company assigned one operating lease and three sales-type leases. The Company received a total of $3.7 million in cash, and recorded $0.9 million in product revenue for the assigned operating lease, and an aggregate loss of assignment of $1.2 million for the sales-type leases in the other expense (income), net on the statement of operations.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2020 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2021	$726	$395
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	$1,368	$3,911
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates through 2026.
In June 2018, the Company entered into an agreement to sublease its office facilities in Rochester Hills, Michigan from July 2018 to October 2023. The total sublease payments are approximately $2.3 million for the lease term. The sublease income is recorded in the other expense (income), net on the statement of operations.
The Company had no material capital leases as of December 31, 2020.
Maturities of operating lease liabilities as of December 31, 2020 were as follows (in thousands):

2021	$3,622
2022	3,133
2023	2,300
2024	1,648
2025	1,039
Thereafter	443
Total undiscounted lease payment	12,185
Less: imputed interest	(1,141)
Total lease liabilities	$11,044
Future minimum payments for noncancellable operating leases, based on previous lease accounting standard, as of December 31, 2019 were as follows (in thousands):

2020	$3,912
2021	3,619
2022	3,128
2023	2,300
2024	1,648
Thereafter	1,482
Total minimum lease payments	16,089
Less proceeds from sublease rental	(1,853)
Net operating lease obligation	$14,236
Operating lease expense was $4.0 million, $3.4 million, and $3.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Short-term and variable lease expenses for the year ended December 31, 2020 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(3,855)
In the year ended December 31, 2020, the cash flow from financing leases and right-of-use assets obtained in exchange for lease obligations were not significant.
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

December 31, 2020
Operating leases
Operating lease right-of-use assets	$10,310
Operating lease liabilities, current	$3,153
Operating lease liabilities, non-current	7,891
Total operating lease liabilities	$11,044
The weighted average remaining lease term and discount rate of operating leases are 4.0 years and 4.9%, respectively, as of December 31, 2020.
As of December 31, 2020, the Company had no significant additional operating leases and finance leases that have not yet commenced.

Leases	Leases
As a Lessor
The net investment in leases consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Net investment in leases, current	$404	$398
Net investment in leases, non-current	3,034	3,101
Total net investment in leases	$3,438	$3,499
Interest income from accretion of net investment in lease is not material in the three months ended March 31, 2021 or 2020.
Future minimum payments receivable from operating and sales-type leases as of March 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
Remainder of 2021	726	296
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	1,368	3,812
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates through 2026.
In June 2018, the Company entered into an agreement to sublease its office facilities in Rochester Hills, Michigan from July 2018 to October 2023. The total sublease payments are approximately $2.3 million for the lease term. The sublease income is recorded in the other expense (income), net on the statement of operations.
Maturities of operating lease liabilities as of March 31, 2021 were as follows (in thousands):

Remainder of 2021	3,050
2022	3,603
2023	2,760
2024	1,677
2025	1,039
Thereafter	443
Total undiscounted lease payment	12,572
Less: imputed interest	(1,022)
Total lease liabilities	11,550
Operating lease expense was $1.0 million for the three months ended March 31, 2021 and the three months ended March 31, 2020.
Short-term and variable lease expenses for the three months ended March 31, 2021 and 2020 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(1,012)	(957)
In the three months ended March 31, 2021, $1.4 million operating lease right-of-use assets were obtained in exchange for lease liabilities, and the cash flow from financing leases was not significant. In the three months ended March 31, 2020, the cash flow from financing leases and right-of-use assets obtained in exchange for lease obligations were not significant.
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Operating leases
Operating lease right-of-use assets	$10,849	$10,310
Operating lease liabilities, current	3,632	3,153
Operating lease liabilities, non-current	7,918	7,891
Total operating lease liabilities	11,550	11,044
The weighted average remaining lease term and discount rate of operating leases are 3.7 years and 4.7%, respectively, as of March 31, 2021.
The Company had no significant finance leases in the three months ended March 31, 2021.
As of March 31, 2021, the Company had no significant additional operating leases and finance leases that have not yet commenced.
Leases
The Company adopted the new lease accounting standard on January 1, 2020 using the modified retrospective transition method, recognizing a cumulative-effect adjustment to the balance sheet and not adjusting comparative information for prior periods. In addition, the Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any existing leases. The Company did not elect the use of hindsight practical expedients in determining the lease term for existing leases. Topic 842 also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. As a result, for those leases with a term of less than 12 months, it will not recognize right-of-use assets or lease liabilities. The Company also elected the practical expedient to not separate lease and non-lease components for all its leases regardless of whether the Company is the lessee or a lessor to the lease.
The adoption resulted in a recognition of $13.8 million of operating lease assets and $14.3 million of operating lease liabilities on the balance sheet on January 1, 2020. The difference represents prepaid rent expense and deferred rent for leases existed on the date of adoption, which was an offset to the opening balance of operating lease assets. The adoption has no impact on the Company’s operating expenses and cash flows.
As a Lessor
The net investment in leases are as follows:

	December 31,
	2020	2019
Net investment in leases, current	$398	$343
Net investment in leases, non-current	3,101	3,809
Total net investment in leases	$3,499	$4,152
Interest income from accretion of net investment in lease is not material.
In the year ended December 31, 2020, the Company assigned one operating lease and three sales-type leases. The Company received a total of $3.7 million in cash, and recorded $0.9 million in product revenue for the assigned operating lease, and an aggregate loss of assignment of $1.2 million for the sales-type leases in the other expense (income), net on the statement of operations.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2020 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2021	$726	$395
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	$1,368	$3,911
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates through 2026.
In June 2018, the Company entered into an agreement to sublease its office facilities in Rochester Hills, Michigan from July 2018 to October 2023. The total sublease payments are approximately $2.3 million for the lease term. The sublease income is recorded in the other expense (income), net on the statement of operations.
The Company had no material capital leases as of December 31, 2020.
Maturities of operating lease liabilities as of December 31, 2020 were as follows (in thousands):

2021	$3,622
2022	3,133
2023	2,300
2024	1,648
2025	1,039
Thereafter	443
Total undiscounted lease payment	12,185
Less: imputed interest	(1,141)
Total lease liabilities	$11,044
Future minimum payments for noncancellable operating leases, based on previous lease accounting standard, as of December 31, 2019 were as follows (in thousands):

2020	$3,912
2021	3,619
2022	3,128
2023	2,300
2024	1,648
Thereafter	1,482
Total minimum lease payments	16,089
Less proceeds from sublease rental	(1,853)
Net operating lease obligation	$14,236
Operating lease expense was $4.0 million, $3.4 million, and $3.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Short-term and variable lease expenses for the year ended December 31, 2020 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(3,855)
In the year ended December 31, 2020, the cash flow from financing leases and right-of-use assets obtained in exchange for lease obligations were not significant.
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

December 31, 2020
Operating leases
Operating lease right-of-use assets	$10,310
Operating lease liabilities, current	$3,153
Operating lease liabilities, non-current	7,891
Total operating lease liabilities	$11,044
The weighted average remaining lease term and discount rate of operating leases are 4.0 years and 4.9%, respectively, as of December 31, 2020.
As of December 31, 2020, the Company had no significant additional operating leases and finance leases that have not yet commenced.